Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended				39 Months Ended
	Apr. 01, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2017
Disclosure of income taxes [Line Items]
Provision for income taxes		$ 30,074	$ 27,183	$ 25,719
Provision for income taxes		$ 11,102	$ 17,692	$ 15,743
Decrease in basic earnings loss per share		$ 0.22	$ 0.36	$ 0.31
Decrease in diluted earnings loss per share		$ 0.21	$ 0.34	$ 0.30
Unused tax losses for which no deferred tax asset recognized		$ 5,585
Temporary difference on which deferred tax liability has not been recognized amounts		840,607	$ 737,776	$ 617,038
Income tax reserve		10,591	10,247
Deposit of disputed amounts with tax authorities		$ 12,534	12,127
Demand for payment of service tax						$ 2,037
Corporate Recovery and Tax Incentives for Enterprises Act [Member]
Disclosure of income taxes [Line Items]
Corporate tax rate		5.00%
Applicability of tax rate,fixed period		10 years
Legal proceedings contingent liability [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes		$ 57,175	49,025
Estimated amount of additional taxes, interest		19,381	16,594
Domestic [member]
Disclosure of income taxes [Line Items]
Provision for income taxes					$ 0
Corporate tax rate					0.00%
India [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes		27,590	32,413
Estimated amount of additional taxes, interest		$ 9,450	$ 11,058
Costa Rica [member] | 2018 - 2021 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption			50.00%
Sri Lanka [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income taxes [Line Items]
Corporate tax rate	14.00%
Philippines [member]
Disclosure of income taxes [Line Items]
Corporate tax rate			5.00%